United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                    Form N-Q
                   Quarterly Schedule of Portfolio Holdings of
                   Registered Management Investment Companies




                                    811-4743

                      (Investment Company Act File Number)


                       Federated Equity Income Fund, Inc.
         ---------------------------------------------------------------

               (Exact Name of Registrant as Specified in Charter)



                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000


                                 (412) 288-1900
                         (Registrant's Telephone Number)


                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)


                        Date of Fiscal Year End: 11/30/05


                 Date of Reporting Period: Quarter ended 2/28/05



Item 1.     Schedule of Investments


Federated Equity Income Fund, Inc.
Portfolio of Investments
February 28, 2005 (unaudited)

   Shares                                                                           Value


                          Common Stocks--94.8%
                          Consumer Discretionary--10.8%
   284,500                Belo (A.H.) Corp., Series A                        $      6,714,200
   385,000                Delphi Auto Systems Corp.                                 2,644,950
   49,700                 Knight-Ridder, Inc.                                       3,255,350
   678,057                Limited, Inc.                                             16,124,196
   562,100                Mattel, Inc.                                              11,759,132
   239,100                May Department Stores Co.                                 8,251,341
   251,900                Maytag Corp.                                              3,838,956
   1,196,000              McDonald's Corp.                                          39,563,680
   592,800                Newell Rubbermaid, Inc.                                   13,213,512
   310,000                Nissan Motor Co. Ltd., ADR                                6,643,300
   1,626,700              Pearson PLC, ADR                                          20,122,279
   145,700                Pier 1 Imports, Inc.                                      2,659,025
   50,000                 Whirlpool Corp.                                           3,187,500
                          Total                                                     137,977,421
                          Consumer Staples--7.6%
   145,400                Albertsons, Inc.                                          3,255,506
   59,600                 Anheuser-Busch Cos., Inc.                                 2,828,020
   197,200                Archer-Daniels-Midland Co.                                4,752,520
   458,200                Coca-Cola Co.                                             19,610,960
   154,500                Colgate-Palmolive Co.                                     8,176,140
   358,200                Kimberly-Clark Corp.                                      23,634,036
   76,400                 Lancaster Colony Corp.                                    3,255,404
   256,500                Loews Corp. - Carolina Group                              8,397,810
   252,100                PepsiCo, Inc.                                             13,578,106
   136,000                Sara Lee Corp.                                            3,046,400
   97,700                 Unilever N.V., ADR                                        6,535,153
                          Total                                                     97,070,055
                          Energy--8.7%
   199,300                BP PLC, ADR                                               12,938,556
   75,300                 ENI SPA, ADR                                              9,864,300
   532,100                Exxon Mobil Corp.                                         33,687,251
   162,700                Kinder Morgan, Inc.                                       13,043,659
   204,800                Royal Dutch Petroleum Co., ADR                            12,920,832
   247,300                Total SA, Class B, ADR                                    29,478,160
                          Total                                                     111,932,758
                          Financials--31.0%
   161,643                Ace Ltd.                                                  7,186,648
   434,400                Allstate Corp.                                            23,318,592
   1,569,100              Amvescap PLC, ADR                                         20,680,738
   485,914                Bank of America Corp.                                     22,667,888
   461,800                Bank of New York Co., Inc.                                13,969,450
   98,175                 Cincinnati Financial Corp.                                4,391,368
   1,314,400              Citigroup, Inc.                                           62,723,168
   110,700                Equity Office Properties Trust                            3,339,819
   381,900                Federal Home Loan Mortgage Corp.                          23,677,800
   158,500                Federal National Mortgage Association                     9,265,910
   652,300                J.P. Morgan Chase & Co.                                   23,841,565
   121,500                Lloyds TSB Group PLC, ADR                                 4,629,150
   666,500                MBNA Corp.                                                16,909,105
   225,500                Mellon Financial Corp.                                    6,467,340
   250,000                Morgan Stanley                                            14,117,500
   381,600                Nationwide Financial Services, Inc., Class A              14,042,880
   172,000                New York Community Bancorp, Inc.                          3,157,920
   152,300                Northern Trust Corp.                                      6,434,675
   501,500                Sun Life Financial Services of Canada                     15,922,625
   333,067                The St. Paul Travelers Cos., Inc.                         12,763,127
   420,700                Trizec Properties, Inc.                                   7,551,565
   321,300                U.S. Bancorp                                              9,558,675
   279,700                UBS AG                                                    24,263,975
   412,300                Wells Fargo & Co.                                         24,482,374
   311,300                Willis Group Holdings Ltd.                                12,311,915
   132,800                XL Capital Ltd.                                           9,960,000
                          Total                                                     397,635,772
                          Healthcare--6.7%
   146,100                Abbott Laboratories                                       6,719,139
   406,500                Baxter International, Inc.                                14,495,790
   134,200                Bristol-Myers Squibb Co.                                  3,359,026
   114,600                GlaxoSmithKline PLC, ADR                                  5,526,012
   53,000                 Johnson & Johnson                                         3,476,800
   470,500                Merck & Co., Inc.                                         14,914,850
   934,800                Pfizer, Inc.                                              24,575,892
   317,700                Wyeth                                                     12,968,514
                          Total                                                     86,036,023
                          Industrials--8.3%
   1,079,100              General Electric Co.                                      37,984,320
   278,000                Lockheed Martin Corp.                                     16,463,160
   451,400                Quebecor World, Inc.                                      10,562,760
   514,900                TPG NV, ADR                                               14,360,561
   116,500                Union Pacific Corp.                                       7,391,925
   126,400                United Technologies Corp.                                 12,624,832
   231,000                Waste Management, Inc.                                    6,754,440
                          Total                                                     106,141,998
                          Information Technology--1.5%
   741,100                Hewlett-Packard Co.                                       15,414,880
   198,700                Nokia Oyj, Class A, ADR                                   3,207,018
                          Total                                                     18,621,898
                          Materials--4.1%
   66,100                 Air Products & Chemicals, Inc.                            4,139,182
   139,200                Akzo Nobel NV, ADR                                        6,276,528
   174,500                Bowater, Inc.                                             6,775,835
   243,400                Du Pont (E.I.) de Nemours & Co.                           12,973,220
   245,600                POSCO, ADR                                                13,323,800
   561,200                Stora Enso Oyj, ADR                                       8,535,852
                          Total                                                     52,024,417
                          Telecommunication Services--8.2%
   159,600                AT&T Corp.                                                3,101,028
   319,600                BCE, Inc.                                                 7,491,424
   468,700                BellSouth Corp.                                           12,092,460
   1,007,000              SBC Communications, Inc.                                  24,218,350
   173,200                Sprint Corp.                                              4,101,376
   354,000                TDC A/S, ADR                                              7,940,220
   261,700                Telefonos de Mexico, Class L, ADR                         10,261,257
   587,100                Telstra Corp. Ltd., ADR                                   12,299,745
   559,800                Verizon Communications                                    20,136,006
   147,000                Vodafone Group PLC, ADR                                   3,864,630
                          Total                                                     105,506,496
                          Utilities--7.9%
   191,100                Entergy Corp.                                             13,208,832
   121,100                Equitable Resources, Inc.                                 7,187,285
   312,800                Exelon Corp.                                              14,188,608
   962,000                Korea Electric Power Corp., ADR                           13,468,000
   142,900                National Grid Group PLC, ADR                              7,020,677
   353,300                Northeast Utilities Co.                                   6,596,111
   116,900                ONEOK, Inc.                                               3,425,170
   173,400                Pinnacle West Capital Corp.                               7,239,450
   297,900                Progress Energy, Inc.                                     12,910,986
   127,700                RWE AG, ADR                                               7,763,228
   276,400                Suez SA, ADR                                              7,515,316
                          Total                                                     100,523,663
                          Total Common Stocks (identified cost
                          $1,031,456,558)                                           1,213,470,501
                          Preferred Stocks--2.9%
                          Consumer Discretionary--0.9%
   476,700                General Motors Corp., Conv. Pfd., Series C,
                          $1.56, Annual Dividend                                    11,674,383
                          Financials--1.9%
   236,400                Chubb Corp., PRIDES, $1.75, Annual Dividend               7,042,356
   175                    Federal National Mortgage Association, Conv.
                          Pfd.                                                      17,910,660
                          Total                                                     24,953,016
                          Utilities--0.1%
   26,100                 American Electric Power Co., Inc., DECS, $4.63,
                          Annual Dividend                                           1,148,400
                          Total Preferred Stocks
                          (identified cost $37,220,539)                             37,775,799
                          Repurchase Agreement--1.2%
   15,153,000             Interest in $2,000,000,000 joint repurchase
                          agreement with Barclays Capital, Inc., 2.64%,
                          dated 2/28/2005 to be repurchased at
                          $15,154,111 on 3/1/2005, collateralized by U.S.
                          Government Agency Obligations with various
                          maturities 11/15/2030, collateral market value
                          $2,040,000,470 (AT AMORTIZED COST)                        15,153,000
                          Total Investments -98.9%
                          (identified cost $1,083,830,097)(1)                       1,266,399,300
                          OTHER ASSETS AND LIABILITIES - NET -1.1%                  13,623,525
                          TOTAL NET ASSETS -100%                             $      1,280,022,825


1 At February 28, 2005, the cost of investments for federal tax purposes was $1,083,830,097. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from changes in foreign currency exchange rates was $182,569,203. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $218,923,033 and net unrealized depreciation from investments for those securities having an excess of cost over value of $36,353,830.

Note: The categories of investments are shown as a percentage of total net assets at February 28, 2005.

Investment Valuation

Domestic and foreign equity securities are valued at the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at the foreign exchange rate in effect at 4:00 p.m., Eastern Time, on the day the value of the foreign security is determined. Fixed income, listed corporate bonds, unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end registered investment companies are valued at net asset value. Securities for which no quotations are readily available or whose values have been affected by a significant event occuring between the close of their primary markets and the closing of the NYSE are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Directors.

The following acronyms are used throughout this portfolio:
ADR         --American Depositary Receipt
DECS        --Dividend Enhanced Convertible Stock
PRIDES      --Preferred Redeemable Increased Dividend Equity Securities


Item 2.     Controls and Procedures

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


Item 3.     Exhibits


SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Federated Equity Income Fund, Inc.

By          /S/ Richard J. Thomas, Principal Financial Officer
                            (insert name and title)

Date        April 19, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By          /S/ J. Christopher Donahue, Principal Executive Officer
Date        April 19, 2005


By          /S/ Richard J. Thomas, Principal Financial Officer
Date        April 19, 2005